Accounts Receivable, Prepayments, Deposits and Other Receivables - Schedule of Accounts Receivable, Prepayments, Deposits and Other Receivables (Details) - USD ($) $ in Thousands	Oct. 31, 2025	Oct. 31, 2024
Schedule of Accounts Receivable, Prepayments, Deposits and Other Receivables [Line Items]
Total accounts receivable	$ 11,834	$ 6,645
Prepayments	581	1,337
Deposits	749	236
Deferred offering costs	525
Other receivables	2,611	1,093
Prepayments, deposits and other receivables	4,466	2,666
Digital Solutions Services [Member]
Schedule of Accounts Receivable, Prepayments, Deposits and Other Receivables [Line Items]
Total accounts receivable	1	662
Media and Entertainment Services [Member]
Schedule of Accounts Receivable, Prepayments, Deposits and Other Receivables [Line Items]
Total accounts receivable	7,433	3,970
Hotel operations, hospitality and VIP services [Member]
Schedule of Accounts Receivable, Prepayments, Deposits and Other Receivables [Line Items]
Total accounts receivable	$ 4,400	$ 2,013